Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2025
Basis Of Preparation [Abstract]
Basis of preparation	These unaudited condensed consolidated interim financial statements have been prepared in accordance with UK adopted
International Accounting Standard 34, ‘Interim Financial Reporting’, IAS 34 ‘Interim Financial Reporting’ as issued by the
International Accounting Standards Board (‘IASB’) and The Disclosure Guidance and Transparency Rules sourcebook of the
UK’s Financial Conduct Authority. These financial statements should be read in conjunction with the company’s published consolidated financial statements for the year ended 30 June 2025, which were prepared in accordance with IFRS® Accounting
Standards adopted by the UK and IFRS Accounting Standards issued by IASB, including interpretations issued by the IFRS
Interpretations Committee. IFRS Accounting Standards as adopted by the UK differs in certain respects from IFRS Accounting
Standards as issued by the IASB, but the differences have no impact on the group’s consolidated financial statements for the periods presented. The condensed consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise.
In preparing these condensed consolidated interim financial statements, the significant judgements made by management when applying the group’s accounting policies and the significant areas where estimates were required were the same as those that applied to the consolidated financial statements for the year ended 30 June 2025, with the exception of changes in estimates disclosed in note 3 Exceptional items and note 13 Contingent liabilities and legal proceedings. These condensed consolidated interim financial statements were approved for issue on 24 February 2026.
The financial statements for Diageo plc for the year ending 30 June 2026 will be prepared in accordance with IFRS Accounting
Standards as adopted by the UK and IFRS Accounting Standards as issued by the IASB, including interpretations issued by the
IFRS Interpretations Committee.
Going concern
Management prepared 18-month cash flow forecasts which reflect severe but plausible downside scenarios taking into consideration the group's principal risks. After consideration of the principal risks, they were consistent with the severe but plausible scenarios from those used at last year end. Even under these scenarios, the group’s liquidity is still expected to remain strong. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, lower level of marketing spend and investment in maturing stock, as well as a temporary suspension or reduction in its dividend to shareholders in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the company is a going concern for at least 12 months from the date of approving the group's condensed consolidated interim financial statements.
Exchange rates
Weighted average exchange rates used in the translation of income statements were sterling – $1 = £0.75 (2024 – $1 = £0.78)
and euro – $1 =€0.86 (2024 – $1 = €0.92). Exchange rates used to translate assets and liabilities at the balance sheet date were sterling – $1 = £0.74(31 December 2024 – $1 = £0.80; 30 June 2025 – $1 = £0.73) and euro – $1 = €0.85 (31 December 2024 –
$1 = €0.96; 30 June 2025 – $1 = €0.85). The group uses foreign exchange transaction hedges to mitigate the effect of exchange rate movements.
New accounting standards and interpretations	New accounting standards and interpretations
The following accounting standards and amendments to standards, issued by the IASB including those endorsed by the UK, were adopted by the group from 1 July 2025 with no material impact on the group’s consolidated results, financial position or disclosures:
•Amendments to IAS 21 – Lack of exchangeability

Expected impact of initial application of new standards or interpretations that have not been adopted by the group	The following amendments issued by the IASB have been endorsed by the UK and have not yet been adopted by the group, which are not expected to have material impact on the group's consolidated results or financial position:
•Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments
(effective from the year ending 30 June 2027)
•Amendments to IFRS 7 and IFRS 9 - Contracts Referencing Nature-dependent Electricity (effective from the year ending 30
June 2027)
Preparations for the implementation of IFRS 18 – Presentation and disclosure of financial statements, which will become effective in the consolidated group financial statements from the year ending 30 June 2028 – subject to UK endorsement – are in progress.
There are a number of other standards, amendments and clarifications to IFRSs, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.